ORGANIZATION AND BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND BASIS OF PRESENTATION
ORGANIZATION AND BASIS OF PRESENTATION

Fortress Investment Group LLC (the “Registrant,” or, together with its subsidiaries, “Fortress,” excluding consolidated variable interest entities, unless the context requires) is a leading, highly diversified global investment management firm whose predecessor was founded in 1998. Its primary business is to sponsor the formation of, and provide investment management services for, various investment funds, permanent capital vehicles and related managed accounts (collectively, the “Fortress Funds”). Fortress generally makes investments in these funds.

Fortress has three primary sources of income from the Fortress Funds: management fees, incentive income, and investment income on its investments in the funds. In the third quarter of 2014, Fortress reorganized its segments (see Note 11). The Fortress Funds fall into the following business segments in which Fortress operates:

1)	Private equity:
a)    General buyout and sector-specific funds focused on control-oriented investments in cash flow generating assets and asset-based businesses in North America and Western Europe; and
b)    Entities which Fortress collectively refers to as "permanent capital vehicles" which includes (i) Newcastle Investment Corp. ("Newcastle"), New Residential Investment Corp. ("New Residential"), Eurocastle Investment Limited ("Eurocastle"), New Media Investment Group Inc. ("New Media") and New Senior Investment Group Inc. ("New Senior"), which are publicly traded companies that are externally managed by Fortress pursuant to management agreements (collectively referred to as the "publicly traded permanent capital vehicles") and (ii) Worldwide Transportation and Infrastructure Investors, currently a private fund (the "private permanent capital vehicle") and FHC Property Management LLC, (together with its subsidiaries, referred to as "Blue Harbor"), a senior living property management business. The publicly traded permanent capital vehicles invest in a wide variety of real estate related assets, including securities, loans, real estate properties and mortgage servicing related assets and media assets and the private permanent capital vehicle invests in transportation and infrastructure assets. Fortress expects the private permanent capital vehicle will become a publicly traded company externally managed by Fortress.

2)
Liquid hedge funds that invest globally in fixed income, currency, equity and commodity markets, and related derivatives to capitalize on imbalances in the financial markets. In addition, this segment includes an endowment style fund, which invests in Fortress Funds, funds managed by external managers, and direct investments; a fund that primarily focuses on an international "event driven" investment strategy, particularly in Europe, Asia-Pacific and Latin America; and a fund that seeks to generate returns by executing a positively convex investment strategy.

On January 5, 2015, Fortress Asia Macro Funds and related managed accounts became the first funds to join Fortress's affiliated manager platform as they transitioned to an autonomous asset management business named Graticule Asset Management Asia, L.P. ("Graticule"). Fortress retained a perpetual minority interest in Graticule amounting to 30% of earnings during 2015 and declining to approximately 27% of earnings over time. Fortress also receives additional fees for providing infrastructure services (technology, back office, and related services) to Graticule. Fortress recorded the results of this transaction at fair value. In the first quarter of 2015, Fortress expects to record a non-cash gain of approximately $135.0 million, non-cash expense of approximately $101.0 million related to the portion of Fortress's interest that was transferred and approximately $34.0 million from its resulting retained interest as an equity method investment.

In January 2014, Fortress acquired software and technology-related assets which were accounted for as a business combination. These assets facilitate trading within Fortress's liquid hedge funds segment. The purchase price was $26.0 million and has all been allocated to the acquired software and technology related assets which have an expected useful life of five years.

3)	Credit funds:

a)
Credit hedge funds, which make highly diversified investments in direct lending, corporate debt and securities, portfolios and orphaned assets, real estate and structured finance, on a global basis and throughout the capital structure, with a value orientation, as well as non-Fortress originated funds for which Fortress has been retained as manager as part of an advisory business; and

b)            Credit private equity (“PE”) funds which are comprised of a family of “credit opportunities” funds focused on investing in distressed and undervalued assets, a family of ''long dated value'' funds focused on investing in undervalued assets with limited current cash flows and long investment horizons, a family of “real assets” funds focused on investing in tangible and intangible assets in four principal categories (real estate, capital assets, natural resources and intellectual property), a family of Asia funds, including Japan real estate funds and an Asian investor based global opportunities fund, and a family of real estate opportunities funds, as well as certain sector-specific funds with narrower investment mandates tailored for the applicable sector.

4)
Logan Circle Partners, L.P. (“Logan Circle”), which represents Fortress's traditional asset management business providing institutional clients actively managed investment solutions across a broad spectrum of fixed income and growth equity strategies. Logan Circle's core fixed income products cover the breadth of the maturity and risk spectrums, including short, intermediate and long duration, core/core plus, investment grade credit, high yield and emerging market debt. In January 2015, Fortress's traditional asset management business concluded its growth equities investment strategies.

Fortress Investment Group LLC was formed in 2006 for the purpose of becoming the general partner of Fortress Operating Group and effecting an initial public offering of shares in February 2007 and related transactions in order to carry on the business of its predecessor, Fortress Operating Group, as a publicly traded entity. Fortress Operating Group was owned by its general partners (the “Principals”) prior to this reorganization. The Registrant is a limited liability company and its members are not responsible for any of its liabilities beyond the equity they have invested. Fortress’s formation documents allow for an indefinite life.

FIG Corp., a subsidiary of the Registrant, is a corporation for tax purposes. As a result, the Registrant is subject to income taxes on that portion of its income which flows through FIG Corp.

The Principals own the majority of the economic interests in Fortress Operating Group through their ownership of Fortress Operating Group units and Class A shares and control Fortress through their ownership of Class A and Class B shares of the Registrant (Note 9) The Principals’ Fortress Operating Group unit interests in the equity and income (loss) of Fortress Operating Group are recorded on the face of the consolidated financial statements as further described in Note 7.

Consolidation and Deconsolidation of a Liquid Hedge Fund

In 2014, Fortress formed a new liquid hedge fund. Fortress determined that the fund qualified as a variable interest entity and that it was the primary beneficiary and therefore consolidated the fund. The new liquid hedge fund allows investors to redeem their interests on a periodic basis at their net asset value. During December 2014, a reconsideration event occurred at the liquid hedge fund whereby the liquid hedge fund no longer qualified as a variable interest entity. The liquid hedge fund is deemed to be a voting interest entity and Fortress does not have control over the fund since the unrelated limited partners or members have the substantive ability to liquidate the fund or otherwise remove Fortress as general partner or managing member without cause based on a simple unaffiliated majority vote. As such, Fortress deconsolidated the liquid hedge fund in December 2014. The deconsolidation of the liquid hedge fund resulted in a non-cash investing activity of $56.5 million in the statement of cash flows. Fortress retained a $48.5 million equity method investment in the liquid hedge fund. No gain or loss was recognized by Fortress in connection with the deconsolidation and the retained investment is included within Investments on the Consolidated Balance Sheet.

For a reconciliation between the financial statements and the segment-based financial data that management uses for making operating decisions and assessing performance, see Note 11.

FINANCIAL STATEMENT GUIDE
Selected Financial Statement Captions	Note Reference	Explanation

Balance Sheet

Due from Affiliates	7	Generally, management fees, expense reimbursements and incentive income due from Fortress Funds.

Investments and Investments in Options	4	Primarily the carrying value of Fortress’s investments in the Fortress Funds.

Deferred Tax Asset	6	Relates to potential future tax benefits.

Due to Affiliates	7	Generally, amounts due to the Principals related to their interests in Fortress Operating Group and the tax receivable agreement.

Deferred Incentive Income	3	Incentive income already received from certain Fortress Funds based on past performance, which is subject to contingent repayment based on future performance.

Debt Obligations Payable	5	The balance outstanding on the credit agreement.

Principals' and Others' Interests in Equity of Consolidated Subsidiaries	7	The GAAP basis of the Principals' and a former senior employee's ownership interests in Fortress Operating Group as well as employees' ownership interests in certain subsidiaries.

Statement of Operations

Management Fees: Affiliates	3	Fees earned for managing Fortress Funds, generally determined based on the size of such funds.

Management Fees: Non-Affiliates	3	Fees earned from managed accounts and traditional fixed income asset management business, generally determined based on the amount managed.

Incentive Income: Affiliates	3	Income earned from Fortress Funds, based on the performance of such funds.

Incentive Income: Non- Affiliates	3	Income earned from managed accounts, based on the performance of such accounts.

Compensation and Benefits	8	Includes equity-based, profit-sharing and other compensation to employees.

Gains (Losses)	4
The result of asset dispositions or changes in the fair value of investments or other financial instruments which are marked to market (including the publicly traded permanent capital vehicles and publicly traded portfolio company).

Tax Receivable Agreement Liability Adjustment	6	Represents a change in the amount due to the Principals under the tax receivable agreement.

Earnings (Losses) from Equity Method Investees	4	Fortress’s share of the net earnings (losses) of the Fortress Funds resulting from its investments in these funds.

Continued on next page.

FINANCIAL STATEMENT GUIDE
Selected Financial Statement Captions	Note Reference	Explanation
Income Tax Benefit (Expense)	6
The net tax result related to the current period. Certain of Fortress’s revenues are not subject to taxes because they do not flow through taxable entities. Furthermore, Fortress has significant permanent differences between its GAAP and tax basis earnings.

Principals’ and Others’ Interests in (Income) Loss of Consolidated Subsidiaries	7	Primarily the Principals’ and employees’ share of Fortress’s earnings based on their ownership interests in subsidiaries, including Fortress Operating Group.

Earnings Per Share	9
GAAP earnings per Class A share based on Fortress’s capital structure, which is comprised of outstanding and unvested equity interests, including interests which participate in Fortress’s earnings, at both the Fortress and subsidiary levels.

Other

Distributions	9	A summary of dividends and distributions, and the related outstanding shares and units, is provided.

Distributable Earnings	11	A presentation of Fortress's financial performance by segment (fund type) is provided, on the basis of the operating performance measure used by Fortress’s management committee.

Recent Accounting Pronouncements

In May 2014, the FASB issued a comprehensive new revenue recognition standard for contracts with customers that will supersede most current revenue recognition guidance, including industry-specific guidance. This standard contains principles that an entity will apply to determine the measurement of revenue and timing of when it is recognized. The entity will recognize revenue to reflect the transfer of goods or services to customers at an amount that the entity expects to be entitled to in exchange for those goods or services. In April 2015, the FASB approved issuing an exposure draft to extend the effective date of the new revenue recognition standard by a year for both public and non-public companies. The new standard is effective for Fortress beginning January 1, 2018. Early adoption is permitted but not before the original public entity effective date (that is, annual periods beginning after December 15, 2016). The standard permits the use of either the retrospective or cumulative effect transition method. Fortress is currently evaluating the impact on its consolidated financial statements upon the adoption of this new standard.
The FASB has recently issued or discussed a number of proposed standards on such topics as financial statement presentation, leases, financial instruments and hedging. Some of the proposed changes are significant and could have a material impact on Fortress's financial reporting. Fortress has not yet fully evaluated the potential impact of these proposals, but will make such an evaluation as the standards are finalized.

In February 2015, the FASB issued ASU No. 2015-02, Consolidation (Topic 810) - Amendments to the Consolidation Analysis ("ASU 2015-02"). ASU 2015-02 eliminates the deferral of Statement of Financial Accounting Standards No. 167, Amendments to FASB Interpretation No. 46 (R) previously provided to investment companies and certain other entities pursuant to ASC 810-10-65-2. ASU 2015-02 also amends the evaluation of whether (1) fees paid to a decision maker or service provider represent a variable interest, (2) a limited partnership or similar entity has the characteristics of a variable interest entity ("VIE") and (3) a reporting entity is the primary beneficiary of a VIE. ASU 2015-02 eliminates certain conditions for evaluating whether a fee paid to a decision maker or a service provider represents a variable interest. Fees received by a decision maker or service provider are no longer considered variable interests and are now excluded from the evaluation of whether the reporting entity is the primary beneficiary of a VIE if the fees are both customary and commensurate with the level of effort required for the services provided and the decision maker or service provider does not hold other interests in the entity being evaluated that would absorb more than an insignificant amount of the expected losses or returns of the entity. If the reporting entity determines that it does not have a variable interest in an entity, no further consolidation analysis is performed as the reporting entity would not be required to consolidate the entity.

The effective date of ASU 2015-02 is for fiscal years and interim periods within those fiscal years, beginning after December 15, 2015 for public companies and early adoption is permitted. Fortress has elected to early adopt ASU 2015-02 on a retrospective basis as permitted, for all periods presented. The consolidated financial statements and related footnote disclosures have been adjusted for the impact of the adoption. The adoption did not result in a cumulative effect adjustment to Fortress’s retained earnings (accumulated deficit). Fortress's accounting policy, updated for the adoption of ASU 2015-02, is described in Note 2.
Deconsolidation of certain Consolidated VIEs

Prior to the adoption of ASU 2015-02, during the year ended December 31, 2014, Fortress consolidated New Media, New Senior, a private equity fund and certain investment vehicles formed by certain credit hedge funds, collectively referred to as previously consolidated VIEs. The financial results of the previously consolidated VIEs were included in Fortress’s consolidated financial statements in previous filings with the Securities and Exchange Commission, based on the then existing consolidation guidance. The adoption of ASU 2015-02 resulted in the deconsolidation of the previously consolidated VIEs as Fortress determined that under ASU 2015-02, it was not the primary beneficiary of these entities. The fee arrangements with these entities are both commensurate with the level of effort required for the services provided and include only customary terms and Fortress does not hold other interests in these entities that could absorb losses or receive benefits that could potentially be significant to these entities. Therefore, Fortress no longer considers these fee arrangements to be variable interests. Under ASU 2015-02, Fortress and its related parties under common control as a group, where applicable, do not have the obligation to absorb losses or the right to receive benefits from these entities that could potentially be significant to these entities. Also see Note 4 for the related disclosures for certain unconsolidated variable interest entities.

The effects of the deconsolidation of these previously consolidated VIEs as of and for the quarters ended March 31, June 30, September 30, December 31 and the year ended December 31, 2014 were as follows:

	Increase (Decrease)
	March 31	June 30	September 30	December 31
	(Unaudited)	(Unaudited)	(Unaudited)
Total Assets	$(662,531)	$(663,708)	$(874,964)	$(3,432,502)
Total Liabilities	$(281,221)	$(284,632)	$(340,579)	$(1,649,339)
Total Equity	$(381,310)	$(379,076)	$(534,385)	$(1,783,163)

	Quarter Ended
	(Unaudited)				Year Ended
	March 31	June 30	September 30	December 31	December 31
Total Revenues	$(73,056)	$(156,969)	$(160,580)	$(215,632)	$(606,237)
Total Expenses	$(76,036)	$(162,711)	$(163,472)	$(219,845)	$(622,064)
Net Income (Loss)	$2,930	$4,501	$6,441	$7,016	$6,856